Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

20. Income Taxes

The calculation of the tax charge is as follows:

	2020	2019	2018
	(€ in thousands)
Income tax based on domestic rate	11,542	14,261	9,106
Tax effect of:
Different tax rates in foreign jurisdictions	16	17	—
Non-deductible expenses	(2,742)	(1,501)	(818)
Share- and loan-issue expenditures that are taxable	174	843	1,448
Change in unrecognized deductible temporary differences	(44)	(7)	(25)
Current year losses for which no deferred tax asset was recognized	(9,029)	(13,703)	(9,712)
True-up for prior year	(41)	(42)	—
Income tax charge	(124)	(132)	(1)
Effective tax rate	—%	—%	—%

The Company recognizes deferred tax assets arising from unused tax losses or tax credits only to the extent that the Company has sufficient taxable temporary differences or there is convincing evidence that sufficient taxable profit will be available against which the unused tax losses or unused tax credits can be utilized. Management’s judgment is that such convincing evidence is currently not sufficiently available and a deferred tax asset is therefore only recognized to the extent that the Company has sufficient taxable temporary differences. Consequently, the Company has not recognized a deferred tax asset related to operating losses.

As per December 31, 2020, the Company has a total amount of € 254.2 million (2019: € 218.1 million, 2018: € 162.6 million) tax loss carry-forwards available for offset against future taxable profits. According to current tax regulations, an amount of € 0.5 million of our total loss carry-forwards will expire in 2021. On October 5, 2020, the Dutch State Secretary for Finance submitted an amendment to the Tax Plan 2021 to the House of Representatives, which provides for changes in the loss offset rules. Effective from January 1, 2022, losses may be carried forward indefinitely. However, the offset of losses will be limited in a given year against the first € 1 million of taxable profit. For taxable profit in excess of this amount, losses may only be offset up to 50% of this excess.